Subsequent Events - Additional Information (Detail) - USD ($)		6 Months Ended
	Jul. 16, 2021	Jun. 27, 2021	Jun. 28, 2020
Subsequent Event [Line Items]
Repayment of other long term debt		$ 1,539,000	$ 950,000
Merger Agreement [Member]
Subsequent Event [Line Items]
Stock issued during the period shares new issues	24,000,000
Proceeds from private placement	$ 240,000
Second Lien Note [Member]
Subsequent Event [Line Items]
Repayment of other long term debt	$ 100,000